Employee Benefit And Retirement Plans Pension Assets Target Allocation (Details)	Dec. 31, 2011
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension Plan Asset Category as Percent of Total Pension Assets, Target Allocation Percentage	100.00%
U.S. [Member] | Equity Securities, Entity Size [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension Plan Asset Category as Percent of Total Pension Assets, Target Allocation Percentage	45.00%
U.S. [Member] | Fixed Income Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension Plan Asset Category as Percent of Total Pension Assets, Target Allocation Percentage	40.00%
U.S. [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension Plan Asset Category as Percent of Total Pension Assets, Target Allocation Percentage	5.00%
U.S. [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension Plan Asset Category as Percent of Total Pension Assets, Target Allocation Percentage	0.00%
U.S. [Member] | Pension Assets, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension Plan Asset Category as Percent of Total Pension Assets, Target Allocation Percentage	10.00%	[1]
International [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension Plan Asset Category as Percent of Total Pension Assets, Target Allocation Percentage	100.00%
International [Member] | Equity Securities, Entity Size [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension Plan Asset Category as Percent of Total Pension Assets, Target Allocation Percentage	23.00%
International [Member] | Fixed Income Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension Plan Asset Category as Percent of Total Pension Assets, Target Allocation Percentage	14.00%
International [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension Plan Asset Category as Percent of Total Pension Assets, Target Allocation Percentage	24.00%
International [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension Plan Asset Category as Percent of Total Pension Assets, Target Allocation Percentage	21.00%
International [Member] | Pension Assets, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension Plan Asset Category as Percent of Total Pension Assets, Target Allocation Percentage	18.00%	[1]

[1]	Other investments include private equity funds, hedge funds and real estate funds.